                              [Letterhead of Davis Malm & D'Agostine P.C.
                              Attorneys At Law]

April 12, 2007

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Attention:	John Zitko
Mail Stop 3561
RE:
Harbor Acquisition Corporation
Amendment No. 2 to Preliminary Proxy Statement on Schedule 14A
File No. 001-32688

Ladies and Gentlemen:

        On behalf of Harbor Acquisition Corporation ("Harbor"), there is herewith transmitted electronically for filing Amendment No. 2 to Harbor's preliminary proxy statement and the revised text of the proxy card. The amended preliminary proxy statement relates to Harbor's solicitation of proxies for a special meeting of stockholders to be held as soon as practicable in order to provide an opportunity for the Harbor stockholders to vote on the proposed acquisition by Harbor of Elmet Technologies, Inc. ("Elmet"). Subject to approval by the Harbor stockholders, Harbor proposes to acquire Elmet in accordance with the Stock Purchase Agreement dated October 17, 2006, as amended by Amendment No. 1 dated as of February 9, 2007 (as so amended, the "Stock Purchase Agreement"), among Elmet, the stockholders of Elmet, and Harbor.

        To assist review of the amended preliminary proxy statement by the Commission's staff, we are delivering to John Zitko three printed copies of the amended preliminary proxy statement and the revised text of the proxy card. Each of those copies is marked to show changes from Harbor's preliminary proxy statement as filed with the Commission on February 12, 2007. As described in certain paragraphs below, we are also providing to Mr. Zitko copies of certain additional documents requested in connection with the staff's review of the amended preliminary proxy statement.

        Harbor responds as described below to each of the comments on the preliminary proxy statement in the letter dated March 21, 2007 (the "Comment Letter") from John Reynolds, Assistant Director. Each such comment and related response has the same number as in the Comment Letter, but the page numbers and paragraph references in both the comments and the responses have been updated to the relevant page numbers and paragraph references in the amended preliminary proxy statement.

ONE BOSTON PLACE · BOSTON · MA 02108
617-367-2500 · fax 617-523-6215
www.davismalm.com

General

1.
We note that September Morning Investments, LLC was not listed as one of the original purchasers of HAC's common stock as of June 22, 2005, as disclosed on page 49 of the company's Form S-1. Page [147] of the Schedule 14A, however, indicates that September Morning Investments, LLC was one of "such initial stockholders." It is unclear when and how September Morning Investments, LLC became a security holder. Please identify for us your original warrant holders and each of the initial purchasers of your common stock as of June 22, 2005. In this regard, we note the confirmation in your April 25, 2006 letter that the disclosure "that purchasers of the warrants in the private placement will be limited to officers, directors and initial stockholders is correct in spite of language in the Warrant Placement Agreement that allows for 'nominees' of such persons to purchase such securities."

        RESPONSE: September Morning Investments, LLC purchased Harbor warrants as an initial Harbor stockholder, not as a nominee. As now described on page 146 and in footnote 3 to the table on page 147 of the proxy statement, September Morning is the successor in interest to the Harbor shares issued to the late Frank H. Jellinek, Jr., who died in an accident shortly before Harbor's IPO, as disclosed on page 49 of Harbor's prospectus in the paragraph below the second table. September Morning is controlled by Mr. Jellinek's widow. Harbor defines "initial stockholders" on page 2 of its prospectus as those persons who owned shares of Harbor common stock prior to the date of the prospectus.

        Harbor confirms the information on page 49 of its prospectus that on June 22, 2005, it issued shares to Robert J. Hanks, David A. R. Dullum, Grand Cru Management, LLC and Timothy J. Durkin. As described on page 146 of the proxy statement, following private transfers of a portion of those shares in July 2005, August 2005 and February 2006 and the death of Mr. Jellinek, the persons identified on page 49 of the prospectus, including the paragraphs below the second table on that page, comprised Harbor's initial stockholders as of the date of the IPO prospectus. Harbor also confirms that, as described on pages 146 and 147 of the proxy statement, the following persons, each of whom was an "initial stockholder" as defined in the prospectus, acquired warrants in the private placement: John Carson, Robert J. Hanks, David A. R. Dullum, Todd A. Fitzpatrick, Christopher R. Young, William E. Mahoney, Thomas Bullock, Latona Associates Fund I, LLC, September Morning Investments, LLC, and Grand Cru Management, LLC.

2.
We note the disclosure on page [45] and elsewhere indicating that, during meetings in May and June 2006, Mr. Cady acted as a member of HAC management with no affiliation to Elmet. We also note the Form 8-K filed on August 4, 2006 stating that Mr. Cady was elected to the board of directors, and that he would serve as an independent director. Please revise Q&A [eleven] on page [6], the background discussion beginning on page [45], directors and executive officers beginning on page [137] and elsewhere as appropriate to clarify Mr. Cady's management position beginning at least as early as May 2006. Your revised disclosure should explain on what basis Mr. Cady changed positions from a member of management to that of an outside director. For example, explain and quantify the extent to which Mr. Cady was to be compensated, including compensation for his time and experience evaluating companies like Elmet. In the background discussion section, identify and clarify the dates, parties and substance of conversations regarding Mr. Cady's first activities as a member of management, including when he first contacted or was contacted by Mr. Hanks or other management of HAC about employment with the company.

        RESPONSE: In response to this comment, Harbor never contacted Mr. Cady "about employment with the company" since Mr. Cady has never served, and Harbor now anticipates that he will never serve, as an officer or employee of either Harbor or Elmet. Rather, Mr. Cady's sole involvement with the "management" of Harbor has been Mr. Cady's services as an advisor to Harbor during the period from the initial meeting on May 11-12 of Harbor's "management team" (as that term is broadly defined in the carryover paragraph beginning on page 45) until Mr. Cady's election to the Harbor board effective August 2, 2006 and his subsequent services as a director.

        Q&A 11 on page 6, the last paragraph on page 45, the portion of the carryover paragraph on the top of page 51, and the first full paragraph on page 53 have been revised to clarify that Mr. Cady was initially serving as an advisor to Harbor commencing with his participation in the meeting of Harbor's management team on May 11-12 until his election to Harbor's board of directors on August 2, 2006. The portion of the carryover paragraph at the top of page 46 has also been revised to describe the terms under which Mr. Cady served as an advisor during that period. The description beginning on page 137 of the directors and executive officers of Harbor and its subsidiary, Elmet, upon completion of the acquisition does not describe Mr. Cady since, as stated in the first paragraph on that page, Harbor anticipates that, if the acquisition is completed, Mr. Cady will resign (as required by the stock purchase agreement) as a Harbor director at the time of the closing. Harbor therefore respectfully suggests that no further disclosure regarding Mr. Cady is appropriate on pages 137-140.

3.
With a view to disclosure, tell us whether HAC's counsel has ever represented Elmet or any of its management or shareholders.

        RESPONSE: Davis, Malm & D'Agostine, P.C., has served as legal counsel to Harbor in connection with Harbor's IPO and proposed acquisition of Elmet. As described in the proxy statement, (i) New England Partners Capital, L.P. and Harbor Partners II, L.P., together hold approximately 6.7% of the total outstanding Elmet stock on a fully-diluted basis, (ii) Robert J. Hanks, David A.R. Dullum, Todd A. Fitzpatrick, and Christopher R. Young are principals in both Harbor and New England Partners Capital, L.P., and (iii) Messrs. Hanks and Dullum are the partners of Harbor Partners II, L.P. Davis, Malm & D'Agostine has provided legal services in connection with various organizational and investment activities conducted by New England Partners Capital, L.P., and Harbor Partners II, L.P. However, Davis, Malm & D'Agostine has not provided any legal services to any of New England Partners Capital, L.P. or Harbor Partners II, L.P. or other institutional investors in connection with their respective investments in Elmet, but rather counsel for the institutional investors in Elmet was selected by certain of the other investors which hold a larger interest in Elmet than New England Partners Capital, L.P., and Harbor Partners II, L.P. Except for the services which Davis, Malm & D'Agostine has provided to New England Partners Capital, L.P., and Harbor Partners II, L.P., and therefore indirectly to Messrs. Hanks, Dullum, Fitzpatrick and Young, in connection with organizational and investment matters which do not relate to Elmet, Davis, Malm & D'Agostine has not provided any legal services to Elmet or Elmet's management or shareholders.

4.
We reissue prior comment one. Note that the staff does not view adjournment for the purpose of soliciting additional proxies as a matter "incident to the conduct of the meetings" as described in Rule 14a-4(c)(7).

        RESPONSE: The notice of the meeting and related disclosures throughout the proxy statement have been revised to provide the Harbor stockholders with an opportunity to vote on any potential adjournment of the meeting should that prove necessary in order to allow for additional time to solicit proxies.

5.
With a view to disclosure, advise us of the source of the goodwill carried on your financial statements and quantify related amounts.

        RESPONSE: The goodwill carried on the historical balance sheets of Elmet as of December 31, 2006 and 2005 (see pages F-3 and F-23 of the proxy statement) represents the goodwill recorded upon Elmet's acquisition effective January 1, 2004 of certain net assets of the Elmet division of Philips Lighting (as described on page F-7 of the proxy statement). Page F-7 of the proxy statement includes a discussion of the accounting for this acquisition, which was recorded in accordance with SFAS No. 141, Business Combinations, and a discussion of the excess of the purchase price over the fair value of the net assets acquired. As stated on page F-7, that excess was recorded as goodwill in an amount of $1,570,000 effective January 1, 2004.

        As described on page 127 of the proxy statement, Elmet follows the provisions of SFAS No. 142, Goodwill and Other Intangible Assets. Although the carrying value of goodwill on Elmet's balance sheet was subsequently revised from $1,570,000 to $1,569,424, no impairment charge has been recorded by Elmet under SFAS No. 142. Elmet believes that the genesis of the goodwill and its accounting treatment are adequately disclosed in the proxy statement and that no further disclosure with respect to the goodwill carried on Elmet's historical financial statements is required.

        In addition to Elmet's historical goodwill, Harbor's unaudited pro forma condensed consolidated balance sheet as of December 31, 2006 presented on page 92 of the proxy statement sets forth pro forma adjustments that eliminate Elmet's historical goodwill and establish Harbor's new goodwill that will arise in the event Harbor completes its acquisition of Elmet (see Note 3(b) on page 96 of the proxy statement). Note 3(b) sets forth information regarding the calculation of the purchase price for, and the associated new goodwill arising from, Harbor's proposed acquisition of Elmet.

        With a view towards disclosure, Harbor has added a new risk factor on page 31 to discuss the goodwill that Harbor will record in the event Harbor completes its acquisition of Elmet and the potential impact of SFAS No. 142, Goodwill and Other Intangible Assets.

6.
We note the requirement identified in Q&A [16] on page [8] and on page [42] that investors seeking to convert must deliver stock certificates to the transfer agent prior to the meeting and vote. With a view to disclosure, tell us the reason for this requirement. In particular, it is unclear why compliance with this procedure is necessary for you to "determine at the time of the special meeting whether shares... will be converted into a pro rata portion of the trust account if the acquisition is completed." Please provide a detailed analysis of the procedure and why it is necessary to determine the votes and conversion wishes of shareholders. Advise us of the amount of time that would be provided between the mailing of the proxy and the date when the shares must be tendered for conversion rights. We may have further comment.

        RESPONSE: There are three principal reasons for the requirements in Q&A 16 on page 8 and on page 42 concerning the procedures (the "Conversion Procedures") which Harbor stockholders who are exercising conversion rights will need to follow. First, particularly since Harbor and Elmet intend to close the acquisition promptly following Harbor's stockholder meeting if the Harbor public stockholders approve the acquisition, the Conversion Procedures will allow Harbor to determine (at the time of the meeting) whether or not the conditions for consummation of the acquisition relating to Harbor stockholders have been satisfied. In addition to the condition that the acquisition be approved by a majority in interest of Harbor's public stockholders who vote at the meeting, those conditions require that holders of not more than 19.99% in interest of Harbor's public stockholders vote against the acquisition and exercise their conversion rights. Second, the Conversion Procedures will ensure that persons who claim they are entitled to receive a cash conversion payment have in fact validly exercised such conversion rights, which will be relevant both for Harbor and Harbor's public stockholders who desire that the acquisition be completed. Third, the Conversion Procedures will facilitate Harbor's payment in cash, promptly following the closing, to those public stockholders of Harbor who have validly exercised their conversion rights. Harbor notes that the Conversion Procedures are almost identical to those which were established by certain other SPACs (including, in particular, Fortress America Acquisition Corporation and Federal Services Acquisition Corp.) which recently completed acquisitions and for which Continental Stock Transfer & Trust Company (Harbor's transfer agent) serves as their transfer agent.

        As described in Harbor's IPO prospectus, each Harbor public stockholder who wishes to exercise conversion rights must satisfy two basic requirements. First, the stockholder must affirmatively vote against the acquisition and elect prior to the meeting to exercise conversion rights. In order to satisfy this first requirement, the stockholder must be a record or beneficial holder of the relevant shares on the record date for the meeting so that the stockholder will have the right to vote (or direct the voting) of those shares with respect to the acquisition. Second, the acquisition must close and the stockholder must continue to hold the relevant shares between the record date and the closing in order that the stockholder will be able to deliver the shares to Harbor or Harbor's transfer agent in exchange for the conversion payment.

        If Harbor did not establish the Conversion Procedures now stated in the proxy statement, it may be difficult or impossible in the case of shares which are held in "street name" on the record date for Harbor to determine whether or not the 19.99% condition for completion of the acquisition has been satisfied, and (assuming the acquisition is closed) there would also be a delay in payment following the closing during which those stockholders who have validly exercised conversion rights would tender their shares in exchange for the conversion payment. In the case of shares held in street name on the record date, Harbor will not know (unless the Conversion Procedures are followed) who beneficially owns those shares and Harbor will receive from its transfer agent only a statement as to the total number of shares voted for or against the acquisition and the number of shares for which conversion rights have been claimed. Unless the Conversion Procedures are followed, Harbor will therefore not be able to match the beneficial holders who claim they are entitled to exercise conversion rights against the stockholders who have voted against the acquisition and checked (or directed their banks or brokers to check) the appropriate box on the proxy card, since Harbor will not know the identity of either the beneficial stockholders who voted against the acquisition or the beneficial stockholders who are claiming they are entitled to exercise conversion rights. Furthermore, unless the Conversion Procedures are followed, Harbor will have no way of verifying that the stockholders who are claiming they are entitled to exercise conversion rights have continued to own the relevant shares during the period between the record date and the closing of the acquisition, as opposed to selling such shares on the open market during that period. Depending on the price at which Harbor common stock trades on the open market during that period, it is even possible that some investors might purchase (through a street name account) shares on the open market during the period between the record date and the closing date and then claim they are entitled to receive a conversion payment if the estimated amount of such payment exceeds the price they paid for their shares on the open market since Harbor would not know when shares held in street name were acquired by their beneficial owners.

        These concerns would be particularly relevant if the holders of a significant majority in interest of Harbor's public stockholders approve the acquisition but some portion vote against and assert they are entitled to exercise conversion rights. Assume, for example, that 85% in interest of Harbor's public stockholders vote at the meeting (with 15% in interest of the public stockholders not submitting proxies) and that, of the 85% in interest of the public stockholders voting at the meeting, three-quarters vote in favor of and one-quarter vote against the acquisition. Although the acquisition will have been approved by a significant majority in interest of Harbor's total public stockholders and 75% in interest of those who voted at the meeting, Harbor may nevertheless not be able to determine (unless the Conversion Procedures are followed) whether or not Harbor can complete the acquisition. In this example, the holders of as much as 21.25% (i.e., 85% times 25%) in interest of the public stockholders might assert they are entitled to exercise a conversion payment (as opposed to the 19.99% maximum which is permitted) although it may be unclear whether or not all of those public stockholders in fact voted against the acquisition and are entitled to receive such a cash payment. Furthermore, under these assumed facts it is clear that no more (and perhaps significantly less) than 21.25% in interest of Harbor's public stockholders could have voted against the acquisition and checked (or directed their bankers or brokers to check) the appropriate box on the proxy card. However, unless the Conversion Procedures are followed, Harbor would not know in the case of street name shares which beneficial holders have satisfied these requirements if more than 21.25% in interest of Harbor's public stockholders should nevertheless subsequently assert they are entitled to conversion payments.

        In order to determine whether or not the acquisition can be completed, Harbor will therefore need to be able, prior to the closing, to match the holders claiming they are entitled to receive a conversion payment against the holders who in fact voted against the acquisition and who validly exercised their conversion rights by the time of the meeting, and Harbor will also need to be able to verify, prior to the closing, whether all of those stockholders who are claiming a right to receive a conversion payment in fact continued to own their shares between the record date and the closing date. In order to close (or to determine that it will not be able to close) the acquisition, Harbor must be able to make these determinations prior to, and not after, the closing. The Conversion Procedures (which were previously developed and implemented by certain other SPACs as described above) are designed to allow Harbor to make these determinations on an accurate and expeditious basis prior to the scheduled closing and, if the acquisition is completed, to promptly pay in cash following the closing those public stockholders who have perfected their conversion rights.

        In response to this comment's question as to the amount of time that will be provided between the mailing of the final proxy statement and the date when the shares must be tendered for conversion rights, Harbor anticipates that it will mail the proxy statement approximately three weeks prior to the meeting date specified in the proxy statement. As stated in Q&A 16 on page 8 of the proxy statement, the Conversion Procedures provide that each stockholder electing to exercise conversion rights will have until 5:00 p.m., New York City time, on the day prior to the meeting to tender his shares. Accordingly, Harbor anticipates that each such stockholder will have approximately three weeks from the mailing of the final proxy statement in order to make the delivery to the transfer agent.

7.
Please revise Q&A [16] on page [8] and page [42] to clarify any additional costs associated with tendering the physical shares or "withdrawal of the shares" from investors' accounts.

        RESPONSE: Q&A 16 on page 8 and page 42 have been revised in accordance with this comment. As there stated, neither Harbor nor Harbor's transfer agent will charge a tendering Harbor stockholder any fee or other payment in connection with the stockholder's compliance with the Conversion Procedures. Harbor understands that, pursuant to the existing account agreements between such a stockholder and the bank or brokerage firm through which such stockholder has elected to hold his shares in street name, that bank or brokerage firm might charge the stockholder a minor amount for processing the withdrawal of the shares from street name. However, to the extent that any stockholder is required by his bank or broker to pay any such amount, Harbor also assumes that bank or broker would likely charge a similar amount for handling the tender of the shares and receipt of the conversion payment if the stockholder were permitted to tender shares held in street name for the stockholder's account (which the stockholder will not have to pay if the stockholder has already removed his shares from street name).

8.
We refer you to prior comments five and six. Please revise where appropriate to explain the business purpose for transferring to the rollover stockholders shares held by Mr. Jensen. In addition, it is unclear what factors will be relevant to Mr. Jensen's decision to contribute any such shares.

        RESPONSE: As described on page 79 of the proxy statement, Mr. Jensen may, in his discretion, elect to contribute, immediately prior to the closing, up to 1,730,740 Elmet shares to Elmet. In the event Mr. Jensen so contributes these Elmet shares, Elmet is then permitted to issue, as a stock award to certain of Elmet's officers and employees, shares up to the amount of shares that Mr. Jensen contributed at the discretion of Mr. Jensen. It is likely, in the event Mr. Jensen contributes shares, that the number of shares issued by Elmet as a stock award to certain of Elmet's officers and employees will equal the number of shares so contributed.

        In the event Mr. Jensen elects, in his discretion, to contribute Elmet shares to Elmet and Elmet thereafter issues shares of its common stock to certain of Elmet's officers and employees, the business purpose for this contribution and subsequent issuance will be to incentivize such officers and employees by aligning their interests with the interests of Elmet's stockholders and, in the event Harbor's acquisition of Elmet is completed, Harbor's stockholders. Disclosure of this business purpose has been added to page 79 of the proxy statement.

        The decision of whether to contribute Elmet shares rests entirely in the discretion of Mr. Jensen. Moreover, the selection of recipients and the determination of the size of any award of Elmet shares that may be made thereafter by Elmet rests entirely in the discretion of Elmet's board of directors, based upon Mr. Jensen's recommendations. There are no specified factors that Mr. Jensen or Elmet's board of directors are required to take into account in determining which officers and employees are eligible for such stock award, subject to the cap on the number of recipients and the cap on the number of shares that may be awarded, each of which is disclosed on page 79 of the proxy statement. Accordingly, no additional disclosure has been added to the proxy statement with respect to this issue. At the request of Elmet, Harbor confirms that neither Mr. Hanks, nor any affiliate of Harbor, will be a recipient of any such stock award in the event such stock awards are made.

9.
We refer you to comment seven from our letter of January 23, 2007. Please provide the staff with copies of Transactions with Affiliates and Certain Contracts and Arrangements.

        RESPONSE: Harbor is providing as supplemental material to John Zitko of the Commission's staff copies of (i) Schedule 2.7 ("Transactions with Affiliates") to the Stock Purchase Agreement, (ii) Schedule 2.10 ("Certain Contracts and Arrangements") to the Stock Purchase Agreement, (iii) John S. Jensen's existing employment agreement with Elmet, which is referenced on Schedule 2.7 and which, as described on page 142 of the proxy statement, will be extended for one year if the acquisition is completed, and (iv) a sample of the Amended and Restated 10% Senior Subordinated Debentures held by the investors in Elmet which is referenced on Schedule 2.7. On February 12, 2006, Harbor provided as supplemental material to Mr. Zitko copies of the following additional documents which are described on Schedules 2.7 and 2.10 to the Stock Purchase Agreement: the Securities Purchase Agreement dated December 31, 2003, as subsequently amended, between Elmet and the investors in Elmet, and the form of the Amended and Restated Warrants held by the investors in Elmet.

10.
We note your response to prior comment eight. Please include with the schedules to the proxy a copy of the Bank of America commitment letter, as it appears to be a material arrangement without which HAC would not be able to fund the acquisition.

        RESPONSE: A copy of the commitment letter dated October 16, 2006 and the amendment thereof dated March 30, 2007, addressed to Harbor from Bank of America, N.A., and Banc of America Securities LLC and the attachments thereto has been added as Annex D to the proxy statement.

11.
To the extent Bank of America is not contractually obligated to provide funds that appear necessary for the acquisition of Elmet and payment of up to 19.9% share conversions, please revise to address this in the summary and risk factors. It appears that you could not undertake the acquisition, even assuming no conversions, if Bank of America does not provide financing. We may have further comment.

        RESPONSE: New paragraphs have been added at the bottom of pages 17 and 26 in response to this comment.

12.
We note references to "the three investment funds with which certain of our officers and directors are affiliated" and similar statements. Please revise to identify the "certain of our directors and officers" in Q&A [nine] on page [four], "certain of the Harbor directors and officers" [at the top of] page [five], "certain of our directors and officers" on page [19], "certain of our officers and directors or their respective principals" on page [20] and elsewhere.

        RESPONSE: Pages 4, 5, 19 and 20, and other similar disclosures throughout the proxy statement, have been revised to state the names of the Harbor directors and officers who are affiliated with the three investment funds whose names are stated on those pages.

13.
Please revise the cover page to quantify and address within the first three paragraphs the total consideration, including a statement indicating that the Bank of America commitment letter and Houlihan opinion contemplate a total consideration of not more than and up to $150 million, respectively.

        RESPONSE: A new paragraph has been added to the president's letter on the cover of the proxy statement describing the total consideration payable by Harbor in connection with the acquisition.

14.
We note the statement on page [47] that Elmet's board of directors, beginning in October 2005, explored "strategic alternatives to enable Elmet to expand into new markets and provide liquidity for Elmet's stockholders." Please revise page [47] and Q&A [10] on page [five] or a similar Q&A to address these efforts and the restructuring in September 2005. Your revised disclosure should clarify how the September 2005 transaction, which provided liquidity to stockholders through dividends, cash payments and conversions, related to the beginning of efforts to explore strategic transactions and liquidity one month later, in October 2005. It is unclear how the strategic transaction and resulting liquidity in September 2005 did not address the concerns attributed to management in October 2005.

        RESPONSE: In response to this comment, disclosure has been added to Q&A 10 on pages 5-6 and to page 47 of the proxy statement regarding the commencement of consideration by Elmet's board of directors in October 2005 of the exploration of strategic alternatives. This disclosure also describes some of the factors that led the board of Elmet, as a private company, to conclude that the time was right to explore strategic alternatives in light of Elmet's strategic success and financial performance, the strong debt capital markets and the belief that multiples that investors and buyers would be willing to apply to companies such as Elmet had increased significantly and were very attractive.

        Harbor also respectfully wishes to clarify, at Elmet's request, that certain of the staff's observations in comment 14 are not depicted in the disclosure pertaining to Elmet's decision to explore strategic alternatives. For example, the staff notes that the September 2005 recapitalization transaction was a "strategic transaction[.]" The September 2005 recapitalization transaction, like many such transactions executed between private companies and their investors, was a financial transaction. The recapitalization served several purposes. First, it permitted Elmet to restructure its capital structure in order to eliminate many of the preferential terms of the original investment made by the institutional investors in January 2004. For example, the restructuring eliminated the guaranteed return provided to the institutional investors under the original investment that could have resulted in holders of common stock, including Mr. Jensen, receiving nothing in a future sale of the company or similar transaction. The recapitalization also put Mr. Jensen, as majority holder of Elmet's common stock, in a position of greater certainty with respect to the future of the company as a result of the changes in the terms of the original investment. The recapitalization also provided liquidity and a return on the January 2004 investment to Elmet's institutional investors, which was necessary in order to restructure the capital structure. The recapitalization also permitted Elmet to provide this liquidity in a controlled manner as Mr. Jensen and Elmet's stockholders other than the institutional stockholders were not, at that point in time, prepared to sell the company.

        The September 2005 recapitalization highlighted some of the factors, specifically Elmet's strong financial performance and the strong debt capital markets, that led Elmet's board of directors in October 2005 to begin to consider exploring strategic alternatives in the more traditional use of the phrase (e.g., a sale or significant equity infusion and recapitalization). This opportunity that Elmet became more keenly aware of runs somewhat counter to another phrase in the staff's comment that confused Elmet (unaddressed "concerns attributed to management") as the disclosure does not highlight any such concerns. On the contrary, commencing in October 2005, Elmet's board of directors and its management recognized that Elmet could benefit from a long-term significant investor or acquirer that would provide capital to assist Elmet with further growing its business, but such an investment or acquisition was not critical to Elmet's success. Instead, beginning in October 2005, Elmet's board of directors considered that with Elmet's strategic success becoming an independent company and strong cash flows, the strong debt capital markets and the belief that multiples had increased, the time was right to begin to explore strategic alternatives and the board expected that this process could take some time. This expectation proved to be the case as Elmet did not enter into a transaction with a potential investor or buyer (namely, the proposed acquisition by Harbor) until approximately one year after Elmet's board of directors began considering exploring strategic alternatives in October 2005.

Questions and Answers About the Proposals, page 1

15.
We reissue comment 12 from our letter of January 23, 2007. Given Mr. Jensen's significant involvement in the management buyout of Elmet, the 2005 recapitalization, search for strategic alternatives and shareholder liquidity, and his anticipated, continued role as CEO of the combined entity going forward, please provide the requested disclosure.

        RESPONSE: In response to this comment, Harbor has added disclosure to the risk factor regarding dependence on key personnel set forth on pages 34-35 to include the risk that Mr. Jensen might not have significant incentive to remain in his position as CEO of the combined companies. However, at the request of Elmet, Harbor respectfully submits that the disclosure requested with respect to the specifics of Mr. Jensen's participation in Elmet's activities as a private company is neither material to a Harbor stockholder, nor is it required by any rule or regulation of the Commission, as Mr. Jensen is not now nor will he become until after the closing of the acquisition an affiliate of, or associated with, Harbor.

        Elmet's corporate events identified in comment no. 15 of the staff's March 21, 2007 letter, including Mr. Jensen's "significant involvement in the management buyout of Elmet [from Philips], the 2005 recapitalization, search for strategic alternatives [for Elmet] and ... liquidity [for Elmet's shareholders]" all occurred while Elmet was a private company. At no time was Mr. Jensen affiliated or associated with, or acting at the direction of, Harbor, Mr. Hanks or any other affiliate of Harbor. Mr. Jensen began his career at the Philips Elmet facility more than two decades before any of the foregoing persons became involved with Elmet, negotiated in 2003 an acquisition of the Elmet division from his then employer, arranged to finance this acquisition with debt from a local commercial bank and investments by a small number of third parties, none of whom Mr. Jensen was previously, or is currently, affiliated or associated with, and completed the acquisition of the business unit. The proxy statement clearly discloses that Mr. Jensen led this buyout and that those third parties provided the financing for the acquisition. Thereafter, Mr. Jensen and his management team have significantly changed Elmet's operations and established it firmly as an independent company with significant operations separate and apart from Philips. These efforts, as well as changes in the valuations given to businesses and the amount of capital available for acquisitions, has led to an increase in the value of Elmet as a business. Harbor and Elmet respectfully submit that this increase which has provided, and may further provide, liquidity to Mr. Jensen and Elmet's third party investors, and the associated transactions that occurred while Elmet was a private company, do not require disclosure as such disclosure is neither material to a Harbor investor nor is it required under the rules and regulations of the Commission, except to the extent that Harbor, the public company acquirer, or its affiliates, were party to them. Particularly as now revised in response to the staff's comments, the proxy statement contains extensive disclosure regarding all of the transactions between Elmet and any affiliates of Harbor or Harbor's directors or officers.

        Finally, with respect to Mr. Jensen's continuing role as CEO of the combined entity going forward, Mr. Jensen's anticipated employment arrangements are described in the first and second paragraphs on page 142 of the proxy statement. In addition, as noted above, the risks associated with the combined company's reliance on Mr. Jensen and other members of Elmet's management are set forth in the risk factor on pages 34-35 of the proxy statement. Harbor also confirms that, assuming Harbor completes its acquisition of Elmet, Harbor's filings made pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder, will include disclosure of transactions between Harbor and Mr. Jensen, who will assume the role of CEO of Harbor in the event Harbor's acquisition of Elmet is completed, as and to the extent required in connection with such filings.

16.
Please revise the references to Elmet being "incorporated in 2003" in Q&A two on page one, page [12] and where appropriate to clarify, in the active voice, that Mr. Hanks led a management buyout division of the Lewiston, Maine operations that was completed in January 2004.

        RESPONSE; Assuming that the reference in this comment should be to Mr. Jensen rather than Mr. Hanks, the disclosures on pages 1 and 12 have been revised to clarify that Mr. Jensen led the management buyout that was completed on January 1, 2004. At Elmet's request and in light of the mention of Mr. Hanks in this comment, Harbor respectfully restates that Mr. Hanks did not lead the management buyout. Mr. Jensen led this buyout and a local commercial bank and certain third-party investors provided financing for this buyout. As described in the proxy statement, approxmately 22% of the total funds provided by those third-party investors was provided by three investment funds affiliated with Mr. Hanks and/or other officers or directors of Harbor.

17.
We note your response to prior comment 19 from our letter of January 23, 2007. Please revise risk factor two on page [26] to disclose how much of the debt to be repaid with funds in the trust and funds provided by your loan with Bank of America is debt incurred as part of the January 2004 management buyout. In addition, please revise Q&A nine on page[s] [four and five] to disclose that funds from public investors would repay debt incurred in the January 2004 management buyout led by Mr. Jensen and the 2005 restructuring, and that such debt was incurred partly by affiliated persons and entities, naming such persons and entities.

        RESPONSE: The required disclosure has been added to the second risk factor on page [26] as required. Q&A nine on pages [4-5] has also been revised to provide the specified information.

18.
We note your response to prior comment 20 and the statement regarding no letter of intent or definitive agreement in Q&A [three] on page two. As stated in your response, please revise the Q&A to also state, if true, that Elmet and HAC are not engaged in any contacts or discussions with respect to any business combination.

        RESPONSE: As described in Q&A three on page 2, if Harbor acquires Elmet, Harbor plans to "pursue a balanced but aggressive strategy of internal growth and complementary strategic acquisitions." In order to be able to comply with this statement, Harbor and Elmet management have from time to time had various preliminary discussions with other companies in Elmet's industry or whose business is otherwise complementary to Elmet's current business for the purpose of obtaining information about which companies might provide attractive opportunities for Harbor and Elmet to explore in the future. However, in connection with these discussions, Harbor and Elmet management have made it clear to all relevant parties that neither Harbor nor Elmet intends, or will be able, to pursue any negotiations with respect to any potential combination with any other party unless and until Harbor's proposed acquisition of Elmet is successfully completed. In particular, as stated in Q&A three on page 2, neither Harbor nor Elmet is currently a party to any letter of intent or definitive agreement with respect any business combination other than Harbor's proposed acquisition of Elmet.

19.
Please revise Q&A nine on page [four], the [second] bullet point on page [28] and where appropriate to explain how the affiliated persons and entities have approximately 1% interest but potentially 13% interest due to payments for "indirect 'profits' interest." It appears that the affiliated persons and entities control more than 1% of Elmet's equity. Please revise or advise.

        RESPONSE: As stated in Q&A nine on page [4], the second bullet point on page 28 and similar disclosures throughout the proxy statement, the three investment funds (New England Partners Capital, L.P., Harbor Partners II, L.P. and Latona Associates Fund I, L.L.C.) with which certain of Harbor's directors or officers (Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin) are affiliated will receive at the closing, if the acquisition is completed, a total of approximately $7.26 million in cash (including repayment of $912,500 principal amount of Elmet's subordinated debentures which they now hold and approximately $6.35 million for the shares of Elmet common stock and warrants which they now hold), and Harbor will issue to those three funds (or reserve for future issuance upon exercise of their "Put Right") a total of 113,433 shares of Harbor common stock. As stated in those sections of the proxy statement, that cash payment and number of Harbor shares received would increase by the amounts there stated in the future if, and to the extent, Harbor becomes obligated to make all or any portion of the contingent payment to the Elmet stockholders (including those three funds).

        However, Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin will collectively personally receive (either now or in the future) only a small percentage of that cash and Harbor shares which those three funds will receive. Under the partnership or LLC agreements of those three funds and of the entities which serve as the general partners or managers of those three funds, Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin personally will collectively receive only about 1% of that cash and Harbor shares unless and until the institutional investors in those three funds have received total distributions which satisfy certain performance criteria which are set forth in the organizational documents of those three funds. If and when those performance criteria have been satisfied, Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin personally could collectively receive in the future, because of their indirect "profits" interests in those three funds, an increased share (up to a total of approximately 13%) of the cash payments and Harbor shares which those three funds will receive from Harbor. In order to clarify the distinction between what those three funds will receive if the acquisition is completed and the personal interest of Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin in the amounts received by those three funds, the word "personally" has been added where appropriate in each of the sections of the proxy statement referenced in this comment.

20.
Please revise Q&A 10 to clearly explain the total value for both the 2004 and 2005 transactions based on the consideration, in quantified terms. Currently it is not clear if the total value in 2004 was $13.5 million, and you do not provide a total figure for the 2005 transaction, which appears to be approximately $25 million.

        RESPONSE: Q&A 10 on page 5 has been revised to include the requested disclosure.

Summary of the Proxy Statement, page [12]
Interests of Our Directors and Officers in the Acquisition, page [19]

21.
We note the disclosure with respect to "the warrants to purchase our common stock held by our executive officers and directors and their affiliates and associates, with an aggregate market value of $760,000 based on the closing sale price of our warrants on February 8, 2007 (and which, if then exercisable, would have permitted them to purchase an aggregate of 2.0 million Harbor shares then having a market value of $11.0 million for an exercise price of $10.0 million)." Please advise us on what basis you valued such warrants at $760,000 given the market value of the two million shares as of February 8, 2007.

        RESPONSE: The information on page 21 and elsewhere in the proxy statement about the market value (as reported by the American Stock Exchange) of the warrants held by Harbor's executive officers and directors, and about the market value of the Harbor common stock potentially issuable upon exercise of those warrants, has been updated to the closing sale prices of the warrants and the common stock on April 9, 2007. The stated market value of the warrants reflects the closing sale price of the warrants (which was $0.32 per warrant on April 9, 2007), rather than the difference between the market value of Harbor common stock (which was $5.51 per share on April 9, 2007) and the $5.00 exercise price of the warrants. On April 9, 2007, there was a $0.51 per share difference between the market price of the common stock ($5.51 per share) and the $5.00 exercise price of the warrants, but the market value of the warrants (which will not become exercisable unless and until Harbor completes a business combination) then reflected a discount of $0.19 per warrant presumably because of the risk that the warrants will expire worthless if Harbor fails to complete a business combination by the date permitted by its Certificate of Incorporation.

22.
We note your response to prior comment 28. Please revise to disclose if Mr. Hanks was aware of HAC's business when he engaged in the transactions to acquire his interests in Elmet. Note that preexisting relationships and discussions among HAC's promoters and others include periods before HAC's formation and before the filing of HAC's Form S-1. We may have further comment.

        RESPONSE: The carryover portion of the bullet point at the top of page 21 has been revised to clarify that, at the time of Elmet's management buyout effective January 1, 2004, neither Mr. Hanks nor any other person who is now a director or executive officer of Harbor had participated in any discussions regarding, nor was aware of, any plans to establish Harbor. Corresponding changes have also been made in the bottom of the second full paragraph on page 48 and in the first full bullet point on page 75.

23.
Please revise "Interests of Our Directors and Officers in the Acquisition" beginning on page [19] to address the investments and returns on investments of Messrs. Jensen, Hanks, affiliated officers and directors and their affiliated entities. Your revised disclosure should quantify the original investments and return on investment based on the terms of the proposed transaction. It appears that, with respect to the three investment funds, their $3 million investment in 2004 generated dividends and other payments of over $5.5 million in 2005, and the proposed transaction, if approved, would guarantee a cash payment of $7.26 million plus other consideration. These payments and other consideration, mostly guaranteed by the proposed transaction, appear to provide a return on investment of over several hundred percent for the original $3 million investment. Please revise risk factor [six] and page [74] accordingly.

        RESPONSE: In response to this comment, a sentence has been added at the end of the carryover bullet point on pages 19-20, the first bullet point of risk factor six on page 28, and the carryover bullet point on pages 73-74 to state the aggregate return on investment which the three investment funds with which Mr. Hanks and certain other of the Harbor directors and officers (Messrs. Dullum, Fitzpatrick, Young and Durkin) are affiliated have received and will receive, if the acquisition is completed, as a result of the aggregate of $3.0 million which those three funds invested in Elmet on January 1, 2004. Those bullet points and the following bullet points on those pages therefore now fully disclose and quantify (i) the "investments and return on investment based on the terms of the proposed transaction" of those three investment funds and (ii) the extent to which those directors and officers of Harbor may personally receive benefits as a result of the investments by those three funds in Elmet.

        With respect to including specific disclosure of Mr. Jensen's initial investment and returns on investment, at Elmet's request, Harbor respectfully refers to the response to comment no. 15 above and, at Elmet's request, Harbor restates that Harbor and Elmet believe that disclosure of the specifics of Mr. Jensen's initial investment in Elmet and his return on investment are neither material to a Harbor stockholder nor required by the rules and regulations of the Commission. As more fully described in the response to comment no. 15, Mr. Jensen is neither affiliated nor associated with Harbor. We also refer to the disclosure added to the dependence on key management risk factor which has been added to pages 34-35 of the proxy statement.

24.
We note your response to prior comments 35 and 66. You state on page nine that approval of the incentive compensation plan is a condition to the closing of the acquisition. Please revise the cover page, page nine and where appropriate to clarify the nature of the condition. Your revised disclosure should clarify that, assuming failure to approve the compensation plan, the acquisition will proceed only if Elmet waives the condition that HAC shareholders approve the compensation plan. Please see prior comment 66.

        RESPONSE: An additional paragraph has been added as the fifth paragraph of the president's letter on the cover of the proxy statement and Q&A 25 on page 10 in response to this comment.

Selected Historical and Pro Forma Financial Information, page [22]

25.
We have reviewed your response to our prior comment 29. Even though the non-GAAP measures were used to help determine the acquisition price and will be used to determine whether a contingent payment will be necessary, we believe discussion of these non-GAAP measures should be limited to the "Contingent Payment" and "Unaudited Pro Forma Condensed Consolidated Financial Statements" areas of the document. Please revise accordingly.

        RESPONSE: In response to this comment, the discussion of EBITDA which was formerly included under "Selected Historical and Pro Forma Financial Information" has been revised and moved to "The Purchase Price for Elmet" (starting on page 58) under "Factors Considered by Our Board of Directors in Approving the Acquisition." As there described, and also in "Fairness Opinion of Houlihan Smith & Company, Inc." (starting on page 65), Elmet's historical EBITDA, particularly for the 12 months ended October 1, 2006 (the most recent 12-month period which ended prior to the meetings on October 16, 2006 of Harbor's special committee and full board of directors at which they considered and approved the acquisition) was a very important factor which was considered by Harbor's special committee and full board and by Houlihan in determining whether the terms of the acquisition are fair to the Harbor stockholders who unaffiliated with Elmet. Accordingly, Harbor believes that a presentation of that historical EBITDA (including a reconciliation to Elmet's net income (loss) from operations as determined in accordance with GAAP) is essential in order for the Harbor stockholders to understand the analyses by Harbor's special committee and full board and by Houlihan of the fairness of the purchase price.

Risk Factors, page [26]

26.
Please revise risk factor one and the reference to the "anticipate[d]" credit agreement to clarify the extent to which the proposed transaction could not occur without the finding provided under the credit agreement.

        RESPONSE: Please see the response to comment no. 11 above and the changes which have been made to the first risk factor on page 26 in response to that comment.

27.
Please revise risk factor [28] on page [37] to quantify the reduced amount of cash available as a result of the expenses that you quantify as of the most recent practicable date. Clarify if the expenses you quantify include amounts that have been deferred by vendors or others associated with your operations and the proposed transaction.

        RESPONSE: Risk factor 28 on page [37] has been revised to update the amount of Harbor's aggregate expenses incurred through March 31, 2007 and to state that Harbor has paid or will pay under customary trade terms (and therefore has not deferred payment of any portion of) these expenses.

Approval of the Acquisition, page [45]

28.
We note your response to prior comment 37 and the statement on page 45 that the agreement is the result of arm's-length negotiations. Please revise to clarify this statement in light of HAC's officers' and directors' direct and indirect Elmet holdings and Mr. Hanks' participation on the board of Elmet until September 29, 2006. Also, with a view to disclosure tell us, and provide an analysis of the controlling law regarding, whether the transaction with Elmet constitutes an affiliated transaction under Delaware law.

        RESPONSE: As described in Harbor's response to prior comment no. 37, Harbor believes the respective representatives of Harbor and Elmet involved in negotiating the terms of the Stock Purchase Agreement were acting in accordance with their fiduciary duties to their respective companies, and that the prior relationships which existed between Elmet and certain officers and directors of Harbor and their respective affiliates (as described in "Interest of Our Directors and Officers in the Acquisition" on pages 73 through 75) were both fully disclosed and not sufficiently material to restrict the ability of those representatives to negotiate on an arm's-length basis. However, in response to this comment, the word "arm's-length" has been deleted since Harbor believes this introductory sentence is not an appropriate place to describe the various factors which were considered by Harbor's management team, special committee and full board of directors (which include, among others, the factors which are later described under "Interest of Our Directors and Officers in the Acquisition").

        In response to this comment's request for an analysis of "whether the transactions with Elmet constitutes an affiliated transaction under Delaware law," Section 144 of the Delaware General Corporation Law (the "DGCL") provides in pertinent part that:

  "(a) No contract or transaction between. .. a corporation and any other corporation. .. in which 1 or more of its directors or officers are directors or officers, or have a financial interest, shall be void or voidable solely for this reason, or solely because the director or officer is present at or participates in the meeting of the board or committee which authorizes the contract or transaction, or solely because any such director's or officer's votes are counted for such purpose, if:

  (1)
  The material facts as to the director's or officer's relationship or interest and as to the contract or transaction are disclosed to or are known to the board of directors or the committee, and the board or committee authorizes the contract or transaction by the affirmative votes of a majority of the disinterested directors, even though the disinterested directors be less than a quorum. .."

        The statute on its face applies to "self-dealing" transactions with another firm with respect to which a director or officer has "disqualifying interest" (i.e., either a conflicting fiduciary duty to, or a "financial interest" in, the other firm). The Delaware Supreme Court has held that Section 144 is concerned with transactions "when a director. .. has a stake in or is an officer or director of a firm that deals directly with the corporation." Cinerama, Inc. v. Technicolor, Inc., 663 A. 2d 1156, 1169 (Del. 1995). The Delaware Supreme Court has also held that compliance with Section 144 satisfies the business judgment rule. Marciano v. Nakash, 535 A. 2d 400, 405 n.3 (Del. 1987); Cede v. Technicolor, Inc., 634 A. 2d 345, 366, n.34 (Del. 1993).

        On October 16, 2006, Harbor's full board and the special committee of board voted to authorize the Elmet transaction by a vote (specifically referring to Section 144) of a majority of the directors other than Messrs. Hanks, Dullum and Durkin. The Elmet transaction is therefore subject to the protection of Section 144. Please also see the response to comment no. 37 below.

Background of the Acquisition, page [45]

29.
We note the revised disclosure on page [49] regarding comment 39 from our letter of January 23, 2007. Please revise to disclose the dates, individuals involved and substance of the "general discussions regarding strategic alternatives" for Elmet that included members of your management, regardless of the capacity in which they participated. See Item 1005 of Regulation M-A and Item 14(b)(7) of Schedule 14A. Note that discussions prior to HAC's formation and prior to filing of the initial S-1 should be included.

        RESPONSE: Harbor has revised the disclosure in the carryover paragraph beginning on page 48 and the first two full paragraphs on page 49 to disclose the dates and individuals present at the meetings at which members of Harbor's management were present and at which strategic alternatives were discussed. None of the strategic alternatives discussed involved "negotiations or material contacts" between Harbor, its officers or directors and Elmet or its affiliates relating to a business combination with Harbor, as would be required to be described under Item 1005 of Regulation M-A. Those discussions occurring prior to the formation of Harbor have been included. Please also see the response to comment no. 30 below.

30.
We note responses to comments 43 and 44 from our letter of January 23, 2007. We also note the statement on page [49] that "no member of our management participated, directly or indirectly, in discussions relating to a business combination of Elmet with any specific entity during any of these meetings", which occurred "over the last two years." Please revise to address the extent to which, in connection with any of these meetings or otherwise, any of the members of HAC's management or its consultants or its other representatives contacted or were contacted by any member of management, employee, consultant or representative of Bigelow or Elmet.

  In addition, revise to address the extent to which Mr. Hanks and any of the "certain members of" your management had discussions among themselves regarding the possibility of a transaction between HAC and Elmet.

        RESPONSE: Harbor has revised the carryover paragraph on pages 48 and 49 and the first and second full paragraphs on page 49 to describe (i) the members of Harbor's management that were present at meetings with Elmet or its representatives and (ii) the dates of the additional contacts between Elmet and members of Harbor's management prior to May 1, 2006, which were made in their capacities as a director (Mr. Hanks) or as representatives of Elmet stockholders (Messrs. Hanks, Dullum, Fitzpatrick, Young and Durkin). As now described in those paragraphs, the contacts between members of Harbor's management and members of Elmet's management during the meetings described on pages 48 and 49 related to (i) Mr. Hank's receipt of Elmet board agendas and minutes of Elmet board meetings, (ii) the Elmet management buyout effective January 1, 2004, and the Elmet recapitalization in 2005, and (iii) a meeting at Elmet in January 2006 with another private equity firm (at which Mr. Hanks was not present but of which he was made aware and which is now described in the first full paragraph on page 49).

        With respect to discussions among Mr. Hanks and other members of Harbor's management team regarding the possibility of a transaction between Harbor and Elmet, Harbor believes that pages 47 through 52 of the proxy statement, as now revised, fully describe all of such significant discussions which occurred. In addition, Harbor confirms that Mr. Hanks and other members of Harbor Management did not conduct any evaluation of a possible business combination with Elmet prior to May 4, 2006.

31.
We note your response to prior comment 45. Please revise the [carryover] paragraph on pages [47-48] to disclose the dates, if any, on which other entities were contacted by Elmet, Bigelow or other Elmet representatives prior to the finalization of the confidential memorandum on May 16, 2006. Similarly, please revise the [third full] paragraph on page [51] to disclose the approximate dates on which Bigelow received formal indications of interest from five other potential investors.

        RESPONSE: Pages 47-48 and 51 have been revised to provide the specified information. In particular, page 51 now states that Harbor understands that Elmet (through Bigelow) received indications of interest from 18 potential investors or buyers (other than Harbor) and that a total of six entities that submitted indications of interest, consisting of Harbor and five additional bidders, were invited to the next round of Elmet's bidding process.

32.
Please revise page [50] to address the genesis of Bigelow's call to HAC. Please explain whom Bigelow contacted and how Bigelow came to know about HAC and the contact information in order to conduct the call. Your revised disclosure should briefly summarize the substance of the conversation. Please see prior comment 43.

        RESPONSE: A sentence has been added to the first full paragraph on page 50 in response to this comment.

33.
Similarly, please revise the [first] full paragraph on page [51] to identify the representatives and summarize the conversations that led to the recommendation that HAC consider Elmet as a potential target.

        RESPONSE: A sentence has been added to the first full paragraph on page 51 to identify the Harbor representatives who recommended that Harbor pursue Elmet as a potential target, as well as the conversation at which that recommendation was made.

34.
Please revise the same paragraph to address the substance of the conversations between Mr. Hanks and the individuals he asked to evaluate Elmet as a possible acquisition target. For example, explain what information or advice Mr. Hanks offered regarding Elmet given his position as an investor and member of the board.

        RESPONSE: The third full paragraph on page 50 has been revised to describe the conversations that Mr. Hanks had with other members of Harbor's management team about Elmet, including the members of that team who were then asked to provide a preliminary evaluation of Elmet.

35.
We note the revised disclosure in the [third] paragraph on page [47]. Please revise the reference to your understanding that "Bigelow worked with Elmet's management to prepare the confidential descriptive memorandum" to disclose whether any member of HAC's management participated in its preparation or in related discussions.

        RESPONSE: As now stated in the third full paragraph on page 47, no member of Harbor's management participated in the preparation of Elmet's confidential descriptive memorandum or related discussions. That paragraph continues to state that a draft of such memorandum was sent to Elmet's board of directors, including Mr. Hanks, on May 10, 2006.

36.
Please revise the [first full] paragraph on page [52] to identify the "lead outside investor" and quantify the equity investment held by funds affiliated with "certain of our directors and officers", as well as the "larger investment in Elmet" held by the lead outside investor.

        RESPONSE: The first full paragraph on page 52 has been revised to provide the specified information.

37.
We note your response to prior comment 50 and the addition of a paragraph on page [53]. Please revise the discussions, if any, board members had regarding the interests of Messrs. Cady, Carson and Mahoney "in completing an acquisition which may be different from the interests of public stockholders generally." In this regard, please consider adding risk factor disclosure to the extent committee members' interests, which you state may be inconsistent with public stockholders generally, present a material risk in the event the special committee's independence does not meet applicable state-law standards.

        RESPONSE: In response to this comment, an additional sentence has been added to the first full paragraph on page 53 stating all of Harbor's directors were aware of, and discussed on several occasions, these interests which affect all of the Harbor directors, including Messrs. Carson, Cady and Mahoney as the three members of the special committee.

        As discussed in the response to comment no. 28, Section 144 of the DGCL draws a distinction between (i) "interested directors," who have either a conflicting fiduciary duty to, or a financial interest in, another firm involved in a proposed transaction, and (ii) "disinterested directors," who do not. The fact that a disinterested director has a self-interest which "results from the transaction itself" is not a disqualifying interest. Cinerama, Inc. v. Technicolor, Inc., 663 A. 2d 1156, 1170 (Del. 1995) (director's alleged "hope of better employment opportunities [if the proposed merger is consummated] does not constitute the kind of interest covered by Section 144").

        As described in the [fourth] bullet point on page [75], all of Harbor's directors, including those who are "disinterested" directors and "interested" directors under Section 144, will lose the economic benefit of their initial shares (and all, except Mr. Cady, who holds no warrants, will lose the economic benefit of their warrants) if Harbor fails to consummate a business combination within the period permitted by Harbor's Certificate of Incorporation. Accordingly, as there described, all of Harbor's directors arguably have interests different in general from those of Harbor's public stockholders as to Harbor's consummation of a business combination within that time period. However, as described in the preceding paragraph, that interest of the disinterested directors (which they share with the interested directors) does not disqualify them from serving as "disinterested" directors under Section 144 of the DGCL. Furthermore, their interest in the Elmet transaction is quite different from those of the directors with a "disqualifying interest" in Elmet. If, during the period from May through October 2006 during which Harbor was locating and negotiating the Elmet acquisition, Harbor's disinterested directors had concluded that the proposed Elmet acquisition was not in the best interests of Harbor's stockholders (including themselves as Harbor stockholders), the disinterested directors would have an economic incentive (quite different from Harbor's "interested directors") to disapprove the acquisition in which those other directors have a financial interest, in favor of another acquisition which the disinterested directors believed was more favorable to Harbor stockholders.

        Furthermore, under the DGCL, a director's independence is not impaired for the purposes of the Delaware business judgment rule unless he has "derive[d] any personal financial benefit from [the transaction] in the sense of self-dealing, as opposed to a benefit that devolves upon the corporation or all stockholders generally." Cede & Co., Inc. v. Technicolor, Inc., 634 A. 2d 345, 363 (Del. 1993), citing Aronson v. Lewis, 473 A. 2d 805, 812 (Del. 1984) (emphasis in original). Moreover, when Section 144 is complied with, "self interest, alone, is not a disqualifying factor ... There must be evidence of disloyalty ... [such as] motives of entrenchment; ... fraud on the corporation or the board; ... abdication of directorial duty; ... or the sale of one's vote." Cede & Co., Inc., 634 A. 2d at 365.

        Accordingly, the action of the special committee of disinterested and independent directors is subject to the protection of Section 144 of the DGCL and the Delaware business judgment rule. Under these circumstances, Harbor believes that no additional risk factor relating to the special committee's independence under state law standards exists for which additional disclosure would be appropriate.

38.
In this regard, please revise to address Todd Fitzpatrick's participation in the preliminary evaluations beginning in May 2006. We note that, unlike Messrs. Cady, Mahoney and Carson, Mr. Fitzpatrick had some degree of affiliation with Elmet through New England Partners. For example, please explain if the "process [you] would have followed if [your] special committee had been formed earlier" would have included Mr. Fitzpatrick's participation in preliminary evaluations of Elmet.

        RESPONSE: As now described in the revised first full paragraph on page 51, Mr. Fitzpatrick was not involved in the preliminary evaluations of Elmet as a target acquisition, but rather he accompanied

Messrs. Bullock, Cady, Carson and Mahoney to the meeting at Elmet on May 18, 2006 as a liaison and not as someone who was then evaluating the company. As a result of the prior investment in Elmet by New England Partners Capital, L.P., Mr. Fitzpatrick had previously visited Elmet, was familiar with Elmet's location and had met Mr. Jensen. In light of this clarification on page 51, Harbor respectfully suggests that no additional changes are needed in the second full paragraph on page 53 regarding the process which Harbor might have followed in its preliminary evaluation of Elmet if Harbor had established earlier the special committee of its board of directors.

39.
Please revise "Negotiation of Terms of Bid" on page [53] to clarify the significant terms of the negotiations instead of using vague references to "changes to valuation," "further modifications," "certain terms," and "agreed with others." Please see prior comment 47.

        RESPONSE: The two paragraphs under "Negotiation of Terms of Bid" on page 53 have been revised to provide additional detail about the principal negotiation issues between Harbor and Elmet. As a result of these changes, and the existing descriptions in this section of the proxy statement, Harbor respectfully suggests that it has provided as much detail as is required to comply with applicable regulations and as is relevant to the Harbor stockholders' analysis of the acquisition. In particular, Harbor respectfully suggests that any further description of back-and-forth of the negotiations might lead investors into making false assumptions about the respective priorities and strategies of Harbor and Elmet and the individual members of Harbor's and Elmet's management participating in the negotiations.

40.
We note your response to prior comment 52 and the revised disclosure on page [54]. Please revise to clarify why Mr. Hanks chose the date of the execution of the purchase agreement as opposed to any other date.

        RESPONSE: The carryover paragraph which begins at the bottom of page 54 has been revised to disclose more information about the timing of Mr. Hanks' resignation and his execution of the stock purchase agreement. In particular, the paragraph now clarifies that Mr. Hanks executed the agreement on Harbor's behalf as soon as practicable after it was completed and approved by Harbor's board of directors and did not exercise discretion in determining when the agreement would be signed. Rather, Mr. Hanks and all other relevant parties were proceeding expeditiously toward the completion and signing of the agreement as soon as practicable after resolution of the open issues, Harbor's receipt of the fairness opinion, and approval by the respective boards of directors.

41.
We note your response to prior comment 55 and the references on page [46] to Elmet's qualities that formed the basis for management's decision to pursue the proposed transaction. Please revise to disclose the extent to which none of the seven companies on which you conducted more detailed due diligence possessed any of the factors you list. In this regard, we note that any operating company would appear to have "a platform for future operation as part of a public company." Please refer to prior comment 55.

        RESPONSE: A sentence has been added at the end of the second full paragraph on page 46 to describe the extent to which those seven other potential targets exhibited the qualities identified and that Harbor's board concluded that Elmet satisfied those qualities to a greater extent than those seven other potential targets.

42.
Similarly regarding prior comment 55, without further disclosure it is unclear why HAC chose to pursue the Elmet transaction instead of the Kansas City, Missouri entity that three directors of HAC visited and evaluated.

        RESPONSE: The company which Harbor management visited in Kansas City was one of the seven other potential targets referenced in the response to comment no. 41, and the response to that comment therefore also applies to this comment.

Factors Considered by Our Board of Directors in Approving the Acquisition, page [55]

43.
We note your response to prior comment 58. Please revise pages [56], [107] and where appropriate to quantify the approximate amount, if 10 percent or more, of your consolidated revenues attributable to any of the top five end products in which Elmet's components are used.

        RESPONSE: Pages 56 and 107 have been revised to disclose that 10% or more of Elmet's consolidated revenues are attributable to the sale of filaments used in lightbulbs produced by Elmet's customers.

44.
We note your response to prior comment 59. Currently you quantify a $1 million decrease in one customer's orders and state that another customer ceased purchasing from you, which appears to have contributed to a decrease of over $3 million in Elmet's revenues for the nine-month period. Please quantify the loss of revenues from the other customer and revise to explain how a delay in recognizing revenue for new products contributed to the decrease compared to the prior nine-month period.

        RESPONSE: Page 57 and the comparable disclosures elsewhere in the amended proxy statement have been revised to clarify that with respect to the customer who ceased purchasing entirely from Elmet in 2006, sales to that customer were approximately $2.2 million in 2005. With regard to the customer whose production of a new medical application device was delayed until 2007, that customer purchased approximately $1.5 million of prototype components in 2005 for a new medical application device that was to be marketed in 2006. During 2006, that customer delayed the production of this new device until 2007 and changed certain specifications of the prototype. As a result of the delay, such customer did not order any new prototypes in 2006. Elmet anticipates manufacturing new prototypes for this customer in 2007.

45.
We note the response to prior comment 60 and the revised disclosure on page [57]. It is unclear how the "digital video displays, medical imaging, alternative energy and lighting" products are "new products and technologies." For example, we note from page [110] and elsewhere that Elmet currently manufactures flat panel displays, medical imaging products and lighting products, some of which may include uses in light bulbs that are more cost efficient toward alternative energies. Please revise to further clarify and explain your belief that Elmet has an attractive pipeline of new products in development. In this regard, we note the statement on page [12] that your products are "custom manufactured based on customer specifications." Your revised disclosure should explain the extent to which management's belief regarding an attractive pipeline of new products relates solely to changes in products pursuant to Elmet's usual course of custom manufacturing products according to varying customer specifications. Currently the nature and scope of the new product pipeline is unclear. For example, it is unclear if Elmet's new product pipeline is based on new patented technologies or resources other than molybdenum and tungsten.

        RESPONSE: The disclosure added to page 57 that is referred to in the response to comment no. 45 states that Harbor's board of directors considered Elmet's attractive pipeline and that Elmet "has new products and technologies in development across a broad range of industries and applications, including digital video displays, medical imaging, ..." This disclosure goes on to provide some examples within an industry (e.g., "enhanced plate technology for larger flat panel display screens used in computer and entertainment products ..."). This disclosure sets forth what Harbor's board considered—namely, that Elmet has a pipeline of products and potential new products that may be used in other companies' products that may be sold in a range of industries. Harbor respectfully suggests that no further changes to the disclosure of what Harbor's board of directors considered is necessary.

        With respect to disclosure regarding Elmet's business, Harbor notes language in comment no. 45 that "... Elmet currently manufactures flat panel displays, medical imaging products and lighting products, ... " The description of Elmet's business does not specify that Elmet manufactures any of these items, but rather that Elmet develops and manufactures components that are incorporated into, and constitute a part of, these products that are manufactured by Elmet's customers. Recognizing the confusion with respect to Elmet's business, the disclosure on pages 1, 12, 13, 32, 107 and 108 has been revised to further clarify that Elmet utilizes its expertise in custom manufacturing components made from tungsten and molybdenum to help its customers identify new uses for these strong and heat resistant metals that make existing products better, or that help create new products for existing needs. Elmet believes that this revised disclosure more clearly portrays Elmet's business and its customers' needs and will assist Harbor's stockholders in their evaluation of Harbor's proposed acquisition of Elmet.

46.
We reissue prior comment 63. Your revised disclosure should quantify the total values from the 2004 buyout and 2005 recapitalization, and explain how management viewed those values compared to the up to $150 million of consideration for the proposed transaction. Note that any beliefs regarding the weight to be given to the 2004 and 2005 values may be included in such disclosure. For example, if you believe that changes in Elmet's revenues or other factors since 2004 are relevant to the analysis, please address those beliefs accordingly.

        RESPONSE: An additional paragraph has been added as the second paragraph on page 62 in response to this comment.

Fairness Opinion, page [65]

47.
Please include in the fairness opinion provided as a schedule to the proxy the underlying analyses conducted by Houlihan. We note that assumptions and comparisons underlying each of Houlihan's income and market approach analyses are not included in the opinion. As such it is unclear what factors Houlihan assumed or relied upon when arriving at a range of enterprise values. Please revise the corresponding disclosure accordingly.

        RESPONSE: As described in the sentence which has been added to the fourth full paragraph on page 65, Annex C to the proxy statement has been expanded to include, in addition to a copy of the fairness opinion, also a copy of a Supplement to Fairness Opinion which Houlihan has prepared in response to this comment for inclusion in the proxy statement and which describes in greater detail the principal assumptions and analyses which Houlihan made in connection with Houlihan's preparation of the fairness opinion and which Houlihan described to Harbor's special committee and full board of directors at their meetings held on October 16, 2006 at which they considered and approved the acquisition. Although the section entitled "Fairness Opinion" on pages 65-72 of the proxy statement summarizes most of the information which is contained in that supplement, inclusion in the proxy statement of that supplement will allow Harbor's stockholders to review in greater detail those assumptions and analyses to the extent they deem appropriate.

48.
Please refer to the second sentence of prior comment 65. You state on the cover page and repeat elsewhere that the board of directors "received a written opinion." This limitation appears to limit reliance by investors on the opinion. We view the limitation as inappropriate in light of your related disclosure. Please either delete the limitation or disclose the basis for the advisor's belief that shareholders cannot rely on the opinion to support any claims against it arising under applicable state law. We may have further comment.

        RESPONSE: A paragraph has been added as the first full paragraph on page 66 in response to this comment and comment no. 49.

49.
Please disclose that Houlihan Smith and Company has reviewed and consented to the use of its opinion in the proxy statement.

        RESPONSE: A paragraph has been added as the first full paragraph on page 66 in response to this comment and comment no. 48.

50.
We note your response to prior comment 68 and the statements that Houlihan was aware of the January 2004 buyout price but that Houlihan did not assign any significant weight to such price. Revise to disclose whether or not Houlihan considered the January 2004 and September 2005 transaction values in their analyses, regardless of the amount of weight Houlihan may have assigned to such values compared to the other analyses supporting the opinion. Your revised disclosure of Houlihan's analysis with respect to the 2004 and 2005 transactions should quantify such values.

        RESPONSE: A paragraph has been added as the last paragraph on page 67 in response to this comment.

Note 3—Pro Forma Adjustments, page [96]
Unaudited Pro Forma Condensed Consolidated Statements, page [92]

51.
We note your response to our prior comment 71 detailing how you determined the fair market values of inventory and property plant and equipment. We note various assumptions were utilized in your assessments. Please explain to us why you believe your assumptions are reasonable.

        RESPONSE: Harbor has obtained an appraisal from Gordon Brothers Asset Advisors, a well-recognized independent appraisal firm, of Elmet's machinery and equipment and real estate assets. That appraisal valued Elmet's property, plant and equipment at $6,906,000 more than the historical cost (net of depreciation) of those assets reflected on Elmet's balance sheet as of December 31, 2006 (which increase was therefore reflected as a pro forma increase to the assumed value of those assets). As previously described in the response to prior comment no. 71, Elmet's inventories were valued for purposes of the pro forma financial statements based on their estimated sales prices minus the cost to dispose for finished goods only, with the total amount of finished goods determined and written up to reflect Elmet's average gross margins on such sales. Harbor believes these assumptions are reasonable because they are based on market information and other third party verification to the extent now available to Harbor.

52.
We note your response to our prior comments 71 and 72. Please revise to include disclosure in the notes to the pro forma financial statements stating the purchase price allocation is preliminary, including the valuation of your assets and liabilities and the identification and valuation of intangible assets. Detail the remaining steps that are required to finalize the allocation and the expected timing. In the meantime, revise to provide a preliminary allocation (e.g. your identification of customer relationships, patent applications, in-process research and development and supply contracts) with proper discussion regarding the preliminary nature of each valuation.

        RESPONSE: Please see the response to comment no. 51 above. In addition, note 4 on page 98 to the pro forma financial statements, and the pro forma balance sheet on page 92, have been revised to separately state the assumed values which have been assigned to the intangible assets related, respectively, to the establishment of Harbor's proposed new senior secured credit facilities and Elmet's purchase contract with Philips. These are the only intangible assets to which Harbor now anticipates it will be appropriate to assign a value on Harbor's post-closing balance sheet as a result of the acquisition and related financing. Based upon the information now available to Harbor, Harbor now anticipates that no value will be assigned on Harbor's post-closing balance sheet to Elmet's customer relationships (other than the Philips purchase contract), patent applications, in-process research and development and supply contracts. Harbor anticipates it will shortly receive from Gordon Brothers an appraisal of the fair value of Elmet's intangible assets. Based on its own evaluation of Elmet's intangible assets, Harbor anticipates the Gordon Brothers appraisal will likely value the purchase agreement between Elmet and Philips Lighting which expires in 2013 Harbor at approximately $2,474,000 and Elmet's other intangible assets as having no market value, and accordingly those values have been assigned to Elmet's intangible assets in the preliminary allocation of the purchase price.

However, to the extent the Gordon Brothers appraisal when received states a different value for the purchase agreement or Elmet's other intangible assets, those values will be used instead in the preliminary allocation of the purchase price contained in any additional preliminary proxy statement and the final proxy statement subsequently filed by Harbor.

53.
We note your response to our prior comment 73. Revise your pro forma footnotes ([l] and [p]) to clarify that once Harbor purchases all of Elmet's warrants, they will be canceled.

        RESPONSE: Footnotes (l) and (p) on pages 97 and 98 have been revised in accordance with this comment.

Information About Elmet Technologies, Inc., page [105]

54.
We note your response to prior comment 38. Please revise here and on page [56] or [62] to address the "significant margins" and "audited financial statements either from inception or for at least the last three years." Please revise to disclose what consideration management gave to these factors. In this regard, it is unclear whether you believed at the time of the acquisition negotiations that Elmet had "significant margins." And it appears that Elmet did not have audited financial statements at the time you negotiated the terms of the acquisition. Please revise accordingly. Disclose how the 2005 recapitalization related to the search for what you have described to be "strategic alternatives" "to provide liquidity to Elmet's stockholders."

        RESPONSE: In response to this comment, disclosure regarding Elmet's gross margins has been added at page 56 of the amended proxy statement.

        Harbor respectfully submits that no disclosure needs to be added with respect to Elmet's audited financial statements because Elmet made available to Harbor (and other potential investors in or buyers of Elmet) two years of financial statements from the inception of Elmet's operations on January 1, 2004 through December 31, 2005 and that two alternative paths existed to provide the third, and most recent, year of audited financial statements in order to satisfy the requirement that three years of audited financial statements be presented in Harbor's proxy statement with respect to a proposed transaction with Elmet. These two different alternatives were considered during the negotiations between Harbor and Elmet, and either one of those two alternatives would have provided Harbor with financial statements and pro forma financial data that satisfied the requirements of Regulation S-X. The first alternative was for Harbor to continue to negotiate the definitive acquisition agreement and, if executed, for Elmet to complete the audit of its financial statements for the year ended December 31, 2006, after which Harbor could file a preliminary proxy statement with the Commission including these 2006 financial statements. Although this alternative was not Harbor's first choice, Harbor recognized that this was one path that could be pursued that would provide three years of audited financial statements in order to fulfill the requirements of Regulation S-X.

        Harbor's second alternative, and its preferred path, was to pursue the relief permitted by Rule 3-13 of Regulation S-X which permits audited financial statements for a nine month period to fulfill the requirements for a full year's set of financial statements. Harbor sought that relief on August 28, 2006, while negotiations were ongoing, and received this relief on September 11, 2006. Harbor sought this relief at that time as the question of whether the relief would be granted would likely have an important impact on timing for a proposed transaction between Elmet and Harbor and Elmet insisted on pursuing this relief. As a result, Harbor had concluded that Elmet could provide financial statements that would satisfy the Commission's requirements and, as such, no disclosure with respect to this matter is required.

        Finally, at Elmet's request, Harbor respectfully submits that, notwithstanding the staff's suggestion in this comment, no changes to the disclosure regarding Elmet and its business beginning on page 105 of the proxy statement are necessary notwithstanding the factors that Harbor's board of directors considered in its evaluation of a potential acquisition of Elmet. Elmet's gross profits are stated quantitatively in Elmet's MD&A for the periods ended December 31, 2004, 2005 and 2006 (see pages 118 and 122 of the proxy statement). Moreover, Elmet's historical audited financial statements for those three years are now set forth in the proxy statement. Accordingly, Elmet does not believe that any further disclosure regarding its gross profits or audited financial statements is necessary or appropriate.

55.
We note your response to prior comment 86. Please revise to address Elmet's concentrations identified beginning on page [F-17], including the quantification of sales to Philips and its affiliates. Please clarify here and in risk factor [15] that the sales to Philips include sales to affiliates of Philips. Also see prior comment 33.

        RESPONSE: In response to this comment, disclosure has been added to address Elmet's concentrations identified beginning on page F-[17]. In addition, risk factor 15 on page 32 and the concentrations identified on page F-17 now also clarify that sales to Philips include sales to affiliates of Philips.

56.
Please revise Elmet's MD&A to address its accumulated deficit.

        RESPONSE: In response to this comment, disclosure has been added to page 120 of the proxy statement.

57.
We note your response to prior comment 92 and the revised disclosure on page [121]. Please revise to quantify the approximate amount of your revenues attributable to fixed price contracts. Consider revising Risk Factors to address the risk of continued price increases in tungsten, molybdenum and other necessary raw products.

        RESPONSE: The disclosure on page 121 of the proxy statement has been revised to indicate that approximately 32.7% and 23% of Elmet's revenues in 2004 and 2005, respectively, were attributable to fixed price contracts. Risk factor 10 on page 31 has also been revised to address the impending expiration of Elmet's fixed price contract for tungsten at the end of 2007, upon which Elmet anticipates that the price it pays for tungsten will increase. Elmet does not anticipate any significant price increases in the price it pays for molybdenum for 2007. Accordingly, additional disclosure has not been added with respect to Elmet's anticipated costs for molybdenum.

Liquidity and Capital Resources, page [124]

58.
We reissue comment 96 from our letter of January 23, 2007. We note your response and the amended disclosure on page [125] but it does not appear that you have addressed all elements of the Staff's prior comment. Accordingly, we reissue.

  Please revise to quantify current cash on hand and cash requirements for the next 12 months. Disclose the current payments to be made on all outstanding debt should this transaction not proceed.

        RESPONSE: In response to this comment, the required disclosure has been added to page 125 of the amended proxy statement.

MD&A Harbor Acquisition

59.
Please revise page [135] to clarify the expenses and available cash. It appears that your expenses will total over $2 million.

        RESPONSE: Page 135 has been updated to state the amount of expenses which Harbor has incurred through March 31, 2007. As there stated, if the acquisition is closed by June 30, 2007, Harbor now anticipates it will have incurred a total of approximately $1,650,000 of expenses of the types described on page 135 which Harbor is entitled to finance from the $1,850,000 of interest which Harbor has withdrawn for this purpose from the trust account.

60.
Please update the status of payments for the bullet-point expenses on page [135] and identify the "affiliate of two of our directors."

        RESPONSE: The specified bullet point on page 135 has been revised to name the affiliate and the two directors. Please note that the first paragraph on page 136 describes those parties and the terms of the transaction involved in greater detail.

Directors and Executive Officers, page [137]

61.
Please revise to provide disclosure for Mr. Cady or advise.

        RESPONSE: Please see the response to comment no. 2 above.

62.
Please fill in blanks such as "to be completed" on page [142].

        RESPONSE: The amount of Mr. Jensen's current salary has been added on page 142.

63.
Please revise to provide updated narrative and tabular executive compensation disclosure. See SEC Release No. 8732.

        RESPONSE: In response to this comment, the second paragraph under "Historical Executive Compensation" on page 141 has been revised to state the aggregate amount ($17,983) which Harbor has paid to its officers and directors for reimbursement of the expenses which they have incurred on Harbor's behalf between the completion of Harbor's initial public offering on May 1, 2006 through March 31, 2007. Harbor respectfully suggests that no further disclosure of Harbor's management compensation is appropriate, in tabular or other form, because, as stated in the first and second paragraphs under "Historical Executive Compensation," except for such reimbursement of expenses and the $7,500 monthly fee which Harbor has paid to Grand Cru Management, LLC (an affiliate of Messrs. Hanks and Dullum) for limited use of office space and secretarial services, none of Harbor's officers or directors has to date received (or have a right to receive) any compensation of any kind for services rendered.

Financial Statements, page F-3
Independent Auditor's Report, page F-2

64.
The audit report has been revised to reference the restatement due to the application of SFAS 150 to the 2004 financial statements. However, the dates on the audit report are both prior to the restatement. Please provide an appropriately dated audit report to address this restatement.

        RESPONSE: Harbor understands from Elmet's independent accountants that the latest revision for the restatement due to the application of SFAS 150 to the 2004 financial statements was performed without performing any additional audit work. Elmet's auditors already had the information and simply restated the financial statements to adopt SFAS 150 a year earlier than when it was originally adopted. Therefore, the original audit report dates were kept the same as previously stated. At Elmet's request, based upon the advice of Elmet's independent accounts for such period, Harbor respectfully submits that no date modification is necessary.

Business Description and Acquisition of the Company, page F-7

65.
With respect to prior comment 109, we have read your analysis of the tentatively identified intangible assets. We note that you believe that any reallocation of goodwill to intangible assets would result in an immaterial impact to the statement of operations. Please provide us with an analysis that quantifies the amount you would allocate to each asset identified in your response letter to us and the estimated life over which you believe the asset would be amortized. Also provide us with a schedule detailing the impact any amortization of these assets would have on the statement of operations during the periods presented.

        RESPONSE: Due to the immateriality of the residual, Elmet did not commission a formal valuation analysis to allocate a portion of the residual to other intangible assets. However, Elmet believes that no value should have been allocated to other intangible assets beyond goodwill for the following reasons:

Employment Contract with John Jensen

        The employment contract with John Jensen called for an annual salary and bonus that was at or above the going market rate for a privately held company of that size. Therefore, there was no beneficial value to the contract with the possible exception of the non-competition clause for a period of two years from his termination of employment. No value was allocated to that aspect of the contract as it was uncertain what financial impact, if any, a future departure by Mr. Jensen would have on the Elmet's performance and it was also uncertain as to when, if ever, the Elmet would actually benefit from the non-compete clause since it was contingent upon Mr. Jensen leaving Elmet. Therefore, a fair value of $0 as of January 1, 2004 was attributed to it. Accordingly, there was no impact of this treatment on the 2004 - 2006 statements of operations.

Sales Contract with Philips

        At Elmet's request, Harbor respectfully refers the staff to Harbor's prior response to prior comment no. 109 regarding the reasons why no value was assigned as of January 1, 2004 to the sales contract with Philips. The gross margins were too thin and declining each year for Elmet's management to expect any substantial cash flows to be generated from the Philips' contract over the contract period. Therefore, a fair value of $0 as of January 1, 2004 was attributed to this contract. Accordingly, there was no impact of this treatment on the 2004 - 2006 statements of operations.

Trademark

        Elmet does not believe the "Elmet" trademark had value at the acquisition date. The value of a trademark lies in its ability to command a premium price, market share and/or royalties in the marketplace. Elmet's management concluded in 2004 that the "Elmet" trademark lacked the name recognition to do this. In addition, if Elmet had not acquired the trademark as part of the purchase from Philips, Elmet would not have paid anything to license the use of the name. Therefore, a fair value of $0 as of January 1, 2004 was attributed to the trademark. Accordingly, there was no impact of this treatment on the 2004 - 2006 statements of operations.

Customer-Related Intangibles

        The value, if any, to be derived from the customer base of the Elmet division of Philips Lighting was found to be indeterminable because it was not measurable. That division was a supplier of molybdenum-based products to industrial concerns and had no marketing department. Its competitors were very large companies whose customers were the same as Elmet's. Those competitors had chosen not to compete with the Elmet division of Philips for the sale of certain products to those customers because those competitors were unwilling to invest in the equipment necessary to properly service those customers for those particular products, the sales of which were too small for those competitors to justify the additional investment and focus on the customer service that would have been required. However, if those competitors ever were to decide to compete with Elmet and focus on servicing those customers with the products Elmet provides, the markets would become price-sensitive and, because of Elmet's competitors' size and other advantages, Elmet's presence in those markets could be negatively impacted.

        In addition, Elmet believes it would have then been impossible for Elmet to sell, license or rent its customer list to anyone. Per Statement of Financial Accounting Standards No. 141, Business Combinations, "if an intangible asset does not arise from contractual or other legal rights, it shall be recognized apart from goodwill only if it is separable. That is, it must be capable of being separated or divided from the acquired enterprise and sold, transferred, licensed, rented or exchanged." As stated above, Elmet's competitors knew the identify of Elmet's customers and already had strong relationships with most of them as to at least certain products. Elmet therefore could not have sold, licensed or rented Elmet's customer list to anyone with the capability to properly service Elmet's customers (assuming the customers were willing to be serviced by someone else). Therefore, a fair value of $0 as of January 1, 2004 was attributed to customer-related intangibles. Accordingly, there was no impact of this treatment on the 2004 - 2006 statements of operations.

Other

        Elmet acquired a very large and highly skilled workforce as part of the acquisition from Philips. The value of an assembled workforce is often represented by the assemblage cost avoided. Therefore, the cost approach is usually the most applicable valuation approach to value this asset. Using this approach, the costs associated with employee recruitment, selection, and training provide the measurement of value. Although it was not specifically valued at the time, given that Elmet then employed approximately 280 people, including highly skilled manufacturing workers, engineers and management, the costs associated with recruiting and training that many skilled workers would have been extensive and it is very possible, based on some rough and conservative calculations, that it would have constituted most, if not all, of the residual value that has been allocated to goodwill. Given that any value assigned to an assembled workforce goes directly to goodwill, this further supports the conclusion of assigning no value to any other intangible assets.

        For all the reasons described above, no value was assigned to other intangible assets as of January 1, 2004.

66.
We note your response to our prior comment 110. In accordance with paragraph 51(c), please revise to state that the acquisition was a management-led buyout and there were no strategic reasons for the acquisition. Also, disclose a description of the factors that contributed to a purchase price that resulted in recognition of goodwill. With respect to paragraph 52(c), you state that goodwill will not be deductible for tax purposes; yet your disclosure states the goodwill is deductible for tax purposes. Please revise accordingly.

        RESPONSE: The disclosures on page F-7 have been revised to include the specified additional information.

Note 11—Capital Stock and Warrants, page F-15
Acquisition, page F-15

67.
We note your response to our prior comment 115 stating the 11,872,000 shares of common stock had no value as the holders of the putable warrants and preferred stock held the value of the company. Please provide us with the guidance in the accounting literature that supports this type of valuation. Also, we reiterate our request for you to tell us how you considered EITF 96-18 and SFAS 123 in determining the value of the common stock.

        RESPONSE: Paragraph 8 of Statement of Financial Accounting Standards (SFAS) No. 123, Accounting for Stock-Based Compensation, states, "Except for transactions with employees that are within the scope of Opinion 25, all transactions in which goods or services are the consideration received for the issuance of equity instruments shall be accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable." Elmet determined that the fair value of Elmet's common stock at the time of issuance was more reliably measurable. Comment no. 68 suggests that the issuance of common stock was undertaken to compensate Mr. Jensen for his services in negotiating the deal. Elmet believes this assumption does not accurately reflect the situation as of the issuance of that common stock. In fact, during the pre-acquisition period, Mr. Jensen remained fully employed by Philips Lighting and received full salary and benefits. It is evident by the willingness of Philips Lighting to allow a senior management member to work on this transaction that they derived significant value as well. Notwithstanding that Mr. Jensen was fully compensated for his services prior to the acquisition, any attempt to estimate the fair value of the services of Mr. Jensen leading up to the acquisition would have been highly subjective as his time was not tracked and any associated hourly rate would have been speculative. In addition, a substantial portion of the analysis and due diligence in the acquisition was performed by third parties as Mr. Jensen was limited in the scope of services that he could provide the transaction team. Both paragraph 16 of SFAS No. 123 and APB No. 25 state that the fair value of the equity instruments issued to employees should be used to measure the compensation associated with their current and future services. Mr. Jensen was an employee of Elmet on day one when the stock was issued to him.

        For the three nonemployees who were issued 1,100,000 shares of common stock, the value of their services was indeterminable and highly subjective as their time was not tracked and an estimate of the value they provided to the process would likely be subjective given the number of people involved in negotiating and executing the transaction. In addition, two of these individuals received a fee, in addition to the stock they received, that was accounted for in the acquisition costs. For equity instruments issued to nonemployees, SFAS No. 123 does not prescribe a measurement date or provide guidance on recognition of the cost of those transactions. EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, addresses transactions with nonemployees in which (1) the fair value of the equity instruments is more reliably measurable than the fair value of the goods or services received and, (2) the counterparty receives shares of stock, stock options, or other equity instruments in settlement of the entire transaction. The Task Force reached a consensus that the issuer should measure the fair value of the equity instruments using the stock price (fair value) and other measurement assumptions as of the earlier of either of the following:

  1)
  the date at which a commitment for performance by the counterparty to earn the equity instruments is reached; or

  2)
  The date at which the counterparty's performance is complete.

        As of the date of acquisition, the performance of the nonemployees was complete. Therefore, January 1, 2004 was a proper measurement date under the EITF.

        Paragraph 9 of SFAS No. 123 uses the term fair value for assets and financial instruments, including both liability and equity instruments, with the same meaning as in SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of. Statement 121 (later superseded by SFAS 144) says that the fair value of an asset is ". . . the amount at which the asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and shall be used as the basis for measurement if available. If quoted market prices are not available, the estimate of fair value shall be based on the best information available in the circumstances. The estimate of fair value shall consider prices for similar assets and the results of valuation techniques to the extent available in the circumstances."

        Because Elmet had just been acquired for a total purchase price of $29.5 million, this appeared to be the best evidence of Elmet's overall fair value (enterprise value) based on the definition above. At the acquisition date, Elmet borrowed approximately $24.5 million of senior and subordinated debt.

Therefore, the calculated equity value was approximately $5.0 million. As disclosed in the footnotes to Elmet's 2005 and 2004 financial statements, the holders of preferred stock and putable warrants had preference features that allowed them to benefit from the future growth in value of Elmet long before the common stockholders. These preference features are summarized below:

  •
  The Preferred Stock was convertible and redeemable at a price equal to the liquidation preference. The liquidation preference was equal to the sum of (1) the original Preferred Stock investment amount, plus (2) all accrued and unpaid dividends, plus (3) the value of the Preferred Stock determined on an as converted, fully diluted basis. In other words, the holders of preferred would get their original investment back, plus cumulative unpaid dividends (accruing at 6% per annum), plus the value of the preferred shares based on a hypothetical conversion to common stock. Therefore, the holders of preferred stock would receive their $5,000,000 initial investment plus $300,000 per year outstanding and then they would also receive the estimated value of their shares based on what the common stock is worth on a fully-diluted basis on the redemption date before the common stockholders would receive anything.

  •
  The put warrants entitled the holders to require Elmet to redeem the warrants based on a formula value as set forth in the warrant agreements, upon the earlier of December 31, 2008, or the occurrence of certain events, such as a change of control or an event of default.

        To corroborate the answer stated above, Elmet's independent accountants for such period calculated and allocated the equity value among the classes of equity ownership using an Option Pricing Model ("OPM") consisting of the Black-Scholes Method. Under this model, the value of the equity is viewed as a series of options with the preferential rights of the preferred shareholders reflected in the option pricing. Thus, three options were defined as:

  1.
  The value of the total equity of Elmet at inception, allocated entirely to the preferred stock,

  2.
  The equity value at which the preferred stock liquidation preference is satisfied, allocated to the common stock and subtracted from the preferred value derived in step 1, and

  3.
  The value at which the preferred stock would convert to common stock, allocated ratably among all classes of stock.

The results of these option calculations indicated that there was no value left to the common shareholders after reflecting the significant preferences of the preferred shareholders.

        This methodology is referenced in the AICPA Audit And Accounting Practice Aid Series, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

        Based on the results of the application of the OPM, the conclusion follows that no value should have been assigned to the common stock issued at Elmet's inception date.

68.
With respect to our prior comment 115 you state you relied on AICPA Technical Practice Aid, Technical Questions and Answers, Section 4110, paragraph .02. This guidance relates to the issuance of common stock for no consideration. However you state the CEO and third parties helped negotiate the management-led buyout with Philips and this was the reason you issued the 11,872,000 shares of common stock to them. Hence it appears the stock was issued for their services and thus the AICPA Technical Practice Aid would not appear to be the proper guidance in determining the classification of the common stock issued. Furthermore, you state the stock was reclassified into retained earnings from the "discount on common stock" and you have not provided us with an explanation for the reclassification. Please advise.

        RESPONSE: Based on the response to comment no. 67 above, Elmet applied the guidance of the AICPA Technical Practice Aid, Technical Questions and Answers, Section 4110, paragraph .02 by default. Elmet credited common stock for the legal par value of $.01/share and debited "discount on common stock". The amount ($118,750) was not deemed material to the financial statements, especially for the purpose of a reclassification within the equity section of the balance sheet. Elmet debited retained earnings and credited discount on common stock to provide for a cleaner presentation of the equity section of the balance sheet. Although this reclassification was not supported by accounting literature, Elmet considered it immaterial to the equity section and to the financial statements taken as a whole.

Warrants, page F-17

69.
We reiterate our request from our prior comment 121 for you to explain to us why the warrants issued had no change in fair value from December 31, 2005 to October 31, 2006.

        RESPONSE: The disclosure on page F-35 has been revised to reflect a valuation of the warrants as of December 31, 2006 of $2,560,811.

Note 16—Operating Segments and Related Information, page F-20

70.
We note your revisions with respect to our prior comment 123. Please continue to amend your disclosures by reporting all significant noncash items by reportable segment as required by paragraph 27j of SFAS 131. This should include the loss on debt extinguishment, change in fair value of common stock warrants and any other noncash items.

        RESPONSE: In response to this comment, the required disclosure has been added to pages F-20 and F-36 of the proxy statement.

Environmental Matters

71.
With respect to our prior comment 124, we have read your response stating that Philips is fully responsible for all environmental conditions identified at the time of acquisition. Please tell us if you have any indemnification provisions should Philips default on their obligation. Tell us if you have an estimate of the costs related to the environmental conditions. Tell us the cause of the environmental conditions identified pre-closing and why these conditions are not on-going issues that need to be remediated. Lastly, revise your footnote disclosures to discuss the environmental matters.

        RESPONSE: Philips is contractually responsible for environmental conditions existing as of the closing of the acquisition of the business units from Philips, which acquisition became effective on January 1, 2004. Since that date, Philips has assumed full responsibility for, and, together with its advisors, has interacted with the applicable environmental regulatory agency or agencies. In addition to the affirmative responsibility for the environmental conditions existing as of the closing, Philips has agreed to indemnify Elmet. Elmet does not have an estimate of the costs related to these environmental conditions. Set forth below is a list of the four environmental conditions identified as of the closing of the acquisition from Philips in 2004. No additional material conditions have been identified. The conditions set forth below may require remediation, as noted below.

  •
  Mercury has been found under a portion of the floor (slab) in Elmet's manufacturing facility and is defined in its location and size. Philips has been interacting with the State of Maine. Elmet believes that the State of Maine may accept a deed restriction in lieu of remediation, in which case remediation is not required under the current regulations. In the event such a deed restriction is not acceptable, Philips will be responsible for remediation that may be required under applicable law or regulation.

  •
  Mercury may be present in the waste water from the Elmet plant. Philips is currently paying for the encasement of existing drain lines and the re-routing of the drain lines from Elmet's plant. Elmet anticipates that this environmental condition will be fully remediated, at no cost to Elmet, by the end of this summer.

  •
  PCBs have been identified at Elmet's facility. Elmet will be testing the levels of PCBs in its transformer room in May 2007. Elmet currently believes that the transformer room is the source of the presence of PCBs in Elmet's plant but will not know for certain until the end of May 2007. If the levels in the transformer room exceed the levels permitted by applicable law, then Philips will pay for the costs of remediation.

  •
  Elmet has identified molybdenum, tungsten and an insignificant amount of arsenic in the creek behind Elmet's plant. Elmet has added monitoring stations and will be drilling into the bedrock this summer. It has not yet been determined that remediation is required. Philips has paid for all work to date and Elmet has no reason to believe that Philips will not continue to pay for the remediation costs, if any, associated with this environmental condition.

        The footnote disclosures have been revised to discuss these environmental matters.

Proxy Card

72.
We note your response to prior comment two. Please revise the proxy card to clarify that, consistent with your analysis and disclosure on page [43], proxies returned without marks indicating how shares should be voted will be voted for each of the proposals.

        RESPONSE: The legend in all capitals and bold type on the front of the proxy card has been revised in accordance with this comment.

Closing Comments

        Please contact either the undersigned or Andrew Myers of this firm should you have any questions or requests for additional information with respect to this filing. Thank you for your assistance.

Very truly yours,
/s/ JOHN D. CHAMBLISS
John D. Chambliss
cc:
Robert J. Hanks, Chief Executive Officer
Todd A. Fitzpatrick, Chief Accounting Officer
Andrew D. Myers, Esq.